Operating expenses (Tables)	12 Months Ended
Mar. 31, 2020
Operating expenses
Schedule of operating expenses

	For the years ended March 31,
	2020	2019	2018
Selling and marketing expenses:
Promotion expenses	$893,755	$1,319,969	$779,162
Telecommunications service fees	296,101	1,262	63,048
Union pay service charges	233,398	393,205	193,477
Employee compensation	81,487	99,514	94,378
Employee benefit expenses	16,060	18,056	18,310
	$1,520,801	$1,832,006	$1,148,375

General and administrative expenses:
Employee compensation	$1,661,587	$1,749,429	$1,017,412
Rental fee	138,618	—	—
Consulting fees	103,755	—	—
Employee benefit expenses	25,147	61,000	46,766
Depreciation expenses of vehicles	21,418	22,162	22,596
Daily expenses	25,928	—	—
Entertainment	14,067	—	—
Other	48,048	66,519	21,506
	2,038,568	1,899,110	1,108,280

Operating expenses	$3,559,369	$3,731,116	$2,256,655